INVESTMENTS IN JOINT OPERATIONS	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
INVESTMENTS IN JOINT OPERATIONS	INVESTMENTS IN JOINT OPERATIONS
The partnership’s interests in the following properties are subject to joint control and, accordingly, the partnership has recorded its share of the assets, liabilities, revenues, and expenses of the properties in these consolidated financial statements:

		Place of incorporation and principal place of business	Ownership
Name of property	Principal activity		Dec. 31, 2025	Dec. 31, 2024
Brookfield Place - Retail & Parking	Property	Toronto	41%	41%
Brookfield Place - Office	Property	Toronto	82%	82%
Exchange Tower	Property	Toronto	50%	50%
First Canadian Place(1)	Property	Toronto	25%	25%
2 Queen Street East	Property	Toronto	38%	38%
Bay Adelaide East & West	Property	Toronto	25%	25%
Bankers Hall	Property	Calgary	50%	50%
Bankers Court	Property	Calgary	50%	50%
Suncor Energy Centre	Property	Calgary	50%	50%
Fifth Avenue Place	Property	Calgary	50%	50%
1 The Esplanade	Property	Perth	25%	25%
9 The Esplanade	Development property	Perth	50%	50%
111 Bourke Street	Development property	Melbourne	50%	50%
(1)First Canadian Place in Toronto is subject to a ground lease with respect to 50% of the land on which the property is situated. At the expiry of the ground lease, the other landowner will have the option to acquire, for a nominal amount, an undivided 50% beneficial interest in the property.